CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Income (Loss)	€ (19,017,804)	€ (21,177,772)	€ (2,933,058)
Foreign currency translation adjustments	(495,000)	(478,000)	(596,000)
Provision for retirement indemnities	68,000	(141,000)	282,000
Deferred tax for retirement indemnities	20,000	(39,000)	73,000
Comprehensive loss, net of tax	€ (19,425,000)	€ (21,836,000)	€ (3,173,000)